Revenue Recognition - Disaggregation of Revenue by Geography (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenue by Geography
Revenues	$ 60,530	$ 57,350	$ 55,179
Americas
Revenue by Geography
Revenues	31,057	28,299	27,119
EMEA
Revenue by Geography
Revenues	17,950	17,447	16,767
Asia Pacific
Revenue by Geography
Revenues	$ 11,522	$ 11,604	$ 11,293